Schedule of effects of deferred tax and taxes on profit or loss and other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current And Deferred Income Tax
Balance at beginning of the year	$ 3,188	$ (48,212)	$ 104,746
Effect on (loss) income for the year	(31,123)	87,344	104,746
Effect on other comprehensive income (loss) - Fair value adjustment	(2,536)	13	453
Prior years uncertain income tax treatment payment		4,706
Impact of the adoption of IFRIC 23			(10,070)
Foreign exchange (loss) gain	(9,907)	(40,663)	(6,531)
Balance at end of the year	$ (40,378)	$ 3,188	$ (48,212)